Subsequent Events (Details) - shares	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2024	Mar. 18, 2024	Sep. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Grants in period (in shares)			849,012	183,391
Grants in period (in shares)			482,384
Exercised (in shares)			83,795	20,348
Subsequent Event
Subsequent Event [Line Items]
Grants in period (in shares)	34,695	740,752
Exercised (in shares)	8,858	29,320
Restricted Stock Units (RSUs) | Subsequent Event
Subsequent Event [Line Items]
Grants in period (in shares)		482,384